Acquisition of Phantom Farms (Tables)	12 Months Ended
Jan. 31, 2020
Phantom Farms
Disclosure of detailed information about business combination [line items]
Schedule of purchase price and the allocation of the purchase price
- $ -
Cash	13,121
Receivables	166,346
Inventory	884,113
Biological assets	75,499
Other assets	52,234
Property and equipment	92,501
Right-of-use asset	2,251,451
Lease liability	(2,251,451)
Brand	622,308
Customer relationships	581,616
Licenses	156,750
Goodwill	8,009,248
Accounts payable and accrued liabilities	(114,476)
Total assets and liabilities acquired	10,539,260
Cash deposits on closing date	3,200,000
Common shares issued	2,507,138
Stock warrants issued**	793,745
Consideration payable *	3,748,377
Promissory note payable	290,000
Total consideration	10,539,260

*all of the consideration payable was recognized as derivative liability (Note 21)

**value based on acquisition date share price of $1.23, exercise price of $1.50, expected life of 2 years, volatility of 102.6%, risk free rate of 2.50%